Invested Assets and Investment Income (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Schedule of Carrying Values and Fair Values of Invested Assets

(a) Carrying values and fair values of invested assets

As at December 31, 2017	FVTPL(1)	AFS(2)	Other(3)	Total carrying value	Total fair value(9)
Cash and short-term securities(4)	$439	$11,429	$4,097	$15,965	$15,965
Debt securities(5)
Canadian government and agency	17,886	4,892	–	22,778	22,778
U.S. government and agency	12,497	13,472	–	25,969	25,969
Other government and agency	16,838	2,988	–	19,826	19,826
Corporate	96,785	5,366	–	102,151	102,151
Mortgage/asset-backed securities	3,018	258	–	3,276	3,276
Public equities	18,473	3,072	–	21,545	21,545
Mortgages	–	–	44,742	44,742	46,065
Private placements	–	–	32,132	32,132	34,581
Policy loans	–	–	5,808	5,808	5,808
Loans to Bank clients	–	–	1,737	1,737	1,742
Real estate
Own use property(6)	–	–	1,281	1,281	2,448
Investment property	–	–	12,529	12,529	12,529
Other invested assets
Alternative long-duration assets(7)	12,018	88	8,624	20,730	21,053
Various other (8)	142	–	3,611	3,753	3,752
Total invested assets	$178,096	$41,565	$114,561	$334,222	$339,488

As at December 31, 2016	FVTPL(1)	AFS(2)	Other(3)	Total carrying value	Total fair value(9)
Cash and short-term securities(4)	$269	$11,705	$3,177	$15,151	$15,151
Debt securities(5)
Canadian government and agency	18,030	6,715	–	24,745	24,745
U.S. government and agency	13,971	13,333	–	27,304	27,304
Other government and agency	18,629	2,312	–	20,941	20,941
Corporate	87,374	5,041	–	92,415	92,415
Mortgage/asset-backed securities	2,886	331	–	3,217	3,217
Public equities	16,531	2,965	–	19,496	19,496
Mortgages	–	–	44,193	44,193	45,665
Private placements	–	–	29,729	29,729	31,459
Policy loans	–	–	6,041	6,041	6,041
Loans to Bank clients	–	–	1,745	1,745	1,746
Real estate
Own use property(6)	–	–	1,376	1,376	2,524
Investment property	–	–	12,756	12,756	12,756
Other invested assets
Alternative long-duration assets(7)	10,707	96	8,048	18,851	19,193
Various other (8)	164	–	3,745	3,909	3,910
Total invested assets	$168,561	$42,498	$110,810	$321,869	$326,563

(1)	The FVTPL classification was elected for securities backing insurance contract liabilities to substantially reduce any accounting mismatch arising from changes in the fair value of these assets and changes in the value of the related insurance contract liabilities. If this election had not been made and instead the available-for-sale (“AFS”) classification was selected, there would be an accounting mismatch because changes in insurance contract liabilities are recognized in net income rather than in OCI.
(2)	Securities that are designated as AFS are not actively traded by the Company but sales do occur as circumstances warrant. Such sales result in a reclassification of any accumulated unrealized gain (loss) in AOCI to net income as a realized gain (loss).
(3)	Primarily includes assets classified as loans and carried at amortized cost, own use properties, investment properties, equity method accounted investments, oil and gas investments, and leveraged leases. Refer to note 1(e) for further details regarding accounting policy.
(4)	Includes short-term securities with maturities of less than one year at acquisition amounting to $2,737 (2016 – $3,111), cash equivalents with maturities of less than 90 days at acquisition amounting to $9,131 (2016 – $8,863) and cash of $4,097 (2016 – $3,177).
(5)	Debt securities include securities which were acquired with maturities of less than one year and less than 90 days of $1,768 and $161, respectively (2016 – $893 and $192, respectively).
(6)	Includes accumulated depreciation of $389 (2016 – $404).
(7)	Alternative long-duration assets (“ALDA”) include investments in private equity of $4,959, power and infrastructure of $7,355, oil and gas of $2,813, timber and agriculture of $5,033 and various other invested assets of $570 (2016 – $4,619, $6,679, $2,093, $4,972 and $488, respectively).
(8)	Includes $3,273 (2016 – $3,369) of leveraged leases. Refer to note 1(e) regarding accounting policy.
(9)	The methodologies used in determining fair values of invested assets are described in note 1 and note 4(g).

Schedule of Other Invested Assets Include Investments in Associates and Joint Ventures Accounted Using Equity Method

Other invested assets include investments in associates and joint ventures which are accounted for using the equity method of accounting as follows.

	2017		2016
As at December 31,	Carrying value	% of total	Carrying value	% of total
Leveraged leases	$3,273	56	$3,369	58
Timber and agriculture	451	8	430	8
Real estate	498	9	419	7
Other	1,535	27	1,562	27
Total	$5,757	100	$5,780	100

Schedule of Investment Income

(c) Investment income

For the year ended December 31, 2017	FVTPL	AFS	Other(1)	Total	Yields(2)
Cash and short-term securities					0.9%
Interest income	$7	$153	$–	$160
Gains (losses)(3)	22	(47)	–	(25)
Debt securities					5.4%
Interest income	5,102	577	–	5,679
Gains (losses)(3)	3,690	(205)	–	3,485
Recovery (impairment loss), net	16	(1)	–	15
Public equities					16.6%
Dividend income	524	79	–	603
Gains(3)	2,372	226	–	2,598
Impairment loss	–	(14)	–	(14)
Mortgages					3.9%
Interest income	–	–	1,685	1,685
Gains(3)	–	–	69	69
Provision, net	–	–	(32)	(32)
Private placements					5.3%
Interest income	–	–	1,553	1,553
Gains(3)	–	–	43	43
Impairment loss, net	–	–	10	10
Policy loans	–	–	365	365	6.1%
Loans to Bank clients					4.0%
Interest income	–	–	68	68
Real estate					6.2%
Rental income, net of depreciation(4)	–	–	517	517
Gains(3)	–	–	341	341
Impairment loss	–	–	(4)	(4)
Derivatives					n/a
Interest income, net	809	–	84	893
Gains (losses)(3)	(1,029)	–	84	(945)
Other invested assets					10.3%
Interest income	–	–	174	174
Oil and gas, timber, agriculture and other income	–	–	1,690	1,690
Gains (losses)(3)	441	(7)	50	484
Impairment loss, net	–	–	(45)	(45)
Total investment income	$11,954	$761	$6,652	$19,367	6.0%
Investment income
Interest income	$5,918	$730	$3,929	$10,577	3.3%
Dividend, rental and other income	524	79	2,207	2,810	0.9%
Impairments, provisions and recoveries, net	16	(15)	(71)	(70)	0.0%
Other	460	(51)	(77)	332	0.1%
	6,918	743	5,988	13,649
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities and on macro equity hedges
Debt securities	3,694	(8)	–	3,686	1.1%
Public equities	2,200	35	–	2,235	0.7%
Mortgages	–	–	69	69	0.0%
Private placements	–	–	40	40	0.0%
Real estate	–	–	350	350	0.1%
Other invested assets	329	(9)	121	441	0.1%
Derivatives, including macro equity hedging program	(1,187)	–	84	(1,103)	(0.3%	)
	5,036	18	664	5,718
Total investment income	$11,954	$761	$6,652	$19,367	6.0%

For the year ended December 31, 2016	FVTPL	AFS	Other(1)	Total	Yields(2)
Cash and short-term securities					0.7%
Interest income	$7	$117	$–	$124
Gains (losses)(3)	18	(18)	–	–
Debt securities					4.7%
Interest income	5,051	588	–	5,639
Gains(3)	1,658	548	–	2,206
Recovery (impairment loss), net	(18)	–	–	(18)
Public equities					10.6%
Dividend income	534	58	–	592
Gains(3)	1,008	201	–	1,209
Impairment loss	–	(48)	–	(48)
Mortgages					4.1%
Interest income	–	–	1,667	1,667
Gains (losses)(3)	–	–	81	81
Provision, net	–	–	(7)	(7)
Private placements					5.4%
Interest income	–	–	1,494	1,494
Gains(3)	–	–	17	17
Impairment loss, net	–	–	(50)	(50)
Policy loans	–	–	358	358	6.1%
Loans to Bank clients					3.9%
Interest income	–	–	68	68
Real estate					4.9%
Rental income, net of depreciation(4)	–	–	523	523
Gains(3)	–	–	160	160
Derivatives					n/a
Interest income, net	1,115	–	(33)	1,082
Losses(3)	(2,597)	–	–	(2,597)
Other invested assets					10.3%
Interest income	–	–	103	103
Oil and gas, timber, agriculture and other income	–	–	1,162	1,162
Gains(3)	634	1	207	842
Impairment loss, net	–	–	(83)	(83)
Total investment income	$7,410	$1,447	$5,667	$14,524	4.7%
Investment income
Interest income	$6,173	$703	$3,657	$10,533	3.4%
Dividend, rental and other income	534	58	1,685	2,277	0.7%
Impairments and provisions	(18)	(48)	(140)	(206)	(0.1%	)
Other	(6)	707	85	786	0.2%
	6,683	1,420	5,287	13,390
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities and on macro equity hedges
Debt securities	1,657	5	–	1,662	0.5%
Public equities	963	22	–	985	0.3%
Mortgages	–	–	80	80	0.0%
Private placements	–	–	12	12	0.0%
Real estate	–	–	128	128	0.0%
Other invested assets	688	–	160	848	0.3%
Derivatives, including macro equity hedging program	(2,581)	–	–	(2,581)	(0.8%	)
	727	27	380	1,134
Total investment income	$7,410	$1,447	$5,667	$14,524	4.7%

(1)	Primarily includes loans carried at amortized cost, own use properties, investment properties, derivative and hedging instruments in cash flow hedging relationships, equity method accounted investments, oil and gas investments, and leveraged leases.
(2)	Yields are based on income and are calculated using the geometric average of the carrying value of assets held during the reporting year.
(3)	Includes net realized gains (losses) as well as net unrealized gains (losses) for financial instruments at FVTPL, real estate investment properties, and other invested assets measured at fair value. Also includes net realized gains (losses) for financial instruments at AFS and other invested assets carried at amortized cost.
(4)	Rental income from investment properties is net of direct operating expenses.

Summary of Total Investment Expenses

The following table presents the Company’s total investment expenses.

For the years ended December 31,	2017	2016
Related to invested assets	$625	$581
Related to segregated, mutual and other funds	1,048	1,065
Total investment expenses	$1,673	$1,646

Summary of Rental Income and Direct Operating Expenses of Investment Properties

The following table presents rental income and direct operating expenses of investment properties.

For the years ended December 31,	2017	2016
Rental income from investment properties	$1,120	$1,204
Direct operating expenses of investment properties that generated rental income	(694)	(764)
Total	$426	$440

Summary of Carrying Amount of Securitized Assets and Secured Borrowing Liabilities

The following table presents the carrying amount of securitized assets and secured borrowing liabilities.

As at December 31, 2017	Securitized assets
Securitization program	Securitized mortgages	Restricted cash and short-term securities	Total	Secured borrowing liabilities(2)
HELOC securitization(1)	$2,024	$8	$2,032	$2,000
CMB securitization	1,480	–	1,480	1,523
Total	$3,504	$8	$3,512	$3,523

As at December 31, 2016	Securitized assets
Securitization program	Securitized mortgages	Restricted cash and short-term securities	Total	Secured borrowing liabilities(2)
HELOC securitization(1)	$1,762	$8	$1,770	$1,750
CMB securitization	1,018	–	1,018	1,032
Total	$2,780	$8	$2,788	$2,782

(1)	Manulife Bank, a MFC subsidiary, securitizes a portion of its HELOC receivables through Platinum Canadian Mortgage Trust (“PCMT”), and Platinum Canadian Mortgage Trust II (“PCMT II”). PCMT funds the purchase of the co-ownership interests from Manulife Bank by issuing term notes collateralized by an underlying pool of CMHC insured HELOCs to institutional investors. PCMT II funds the purchase of the co-ownership interests from Manulife Bank by issuing term notes collateralized by an underlying pool of uninsured HELOCs to institutional investors. The restricted cash balance for the HELOC securitization reflects a cash reserve fund established in relation to the transactions. The reserve will be drawn upon only in the event of insufficient cash flows from the underlying HELOCs to satisfy the secured borrowing liability.
(2)	Secured borrowing liabilities primarily comprise of Series 2011-1 notes with a floating rate which are expected to mature on December 15, 2021, and the Series 2016-1 notes with a floating rate which are expected to mature on May 15, 2022. Manulife Bank also securitizes insured amortizing mortgages under the National Housing Act Mortgage-Backed Securities (“NHA MBS”) program sponsored by CMHC. Manulife Bank participates in CMB programs by selling NHA MBS securities to Canada Housing Trust (“CHT”), as a source of fixed rate funding.

Summary of Invested Assets and Segregated Funds Net Assets, Measured at Fair Value

The following table presents fair values and the fair value hierarchy of invested assets and segregated funds net assets measured at fair value in the Consolidated Statements of Financial Position.

As at December 31, 2017	Total fair value	Level 1	Level 2	Level 3
Cash and short-term securities
FVTPL	$439	$–	$439	$–
AFS	11,429	–	11,429	–
Other	4,097	4,097	–	–
Debt securities
FVTPL
Canadian government and agency	17,886	–	17,886	–
U.S. government and agency	12,497	–	12,497	–
Other government and agency	16,838	–	16,599	239
Corporate	96,785	2	96,073	710
Residential mortgage/asset-backed securities	8	–	7	1
Commercial mortgage/asset-backed securities	1,099	–	1,099	–
Other securitized assets	1,911	–	1,886	25
AFS
Canadian government and agency	4,892	–	4,892	–
U.S. government and agency	13,472	–	13,472	–
Other government and agency	2,988	–	2,941	47
Corporate	5,366	–	5,278	88
Residential mortgage/asset-backed securities	37	–	37	–
Commercial mortgage/asset-backed securities	138	–	138	–
Other securitized assets	83	–	82	1
Public equities
FVTPL	18,473	18,470	–	3
AFS	3,072	3,069	3	–
Real estate – investment property(1)	12,529	–	–	12,529
Other invested assets(2)	16,203	–	–	16,203
Segregated funds net assets(3)	324,307	286,490	33,562	4,255
Total	$564,549	$312,128	$218,320	$34,101

As at December 31, 2016	Total fair value	Level 1	Level 2	Level 3
Cash and short-term securities
FVTPL	$269	$–	$269	$–
AFS	11,705	–	11,705	–
Other	3,177	3,177	–	–
Debt securities
FVTPL
Canadian government and agency	18,030	–	18,030	–
U.S. government and agency	13,971	–	13,971	–
Other government and agency	18,629	–	18,357	272
Corporate	87,374	2	86,721	651
Residential mortgage/asset-backed securities	10	–	8	2
Commercial mortgage/asset-backed securities	680	–	674	6
Other securitized assets	2,196	–	2,161	35
AFS
Canadian government and agency	6,715	–	6,715	–
U.S. government and agency	13,333	–	13,333	–
Other government and agency	2,312	–	2,261	51
Corporate	5,041	–	4,967	74
Residential mortgage/asset-backed securities	65	–	64	1
Commercial mortgage/asset-backed securities	123	–	121	2
Other securitized assets	143	–	141	2
Public equities
FVTPL	16,531	16,524	–	7
AFS	2,965	2,963	2	–
Real estate – investment property(1)	12,756	–	–	12,756
Other invested assets(2)	14,849	–	–	14,849
Segregated funds net assets(3)	315,177	278,066	32,537	4,574
Total	$546,051	$300,732	$212,037	$33,282

(1)	For investment properties, the significant unobservable inputs are capitalization rates (ranging from 3.50% to 9.00% during the year and ranging from 3.75% to 9.75% during the year 2016) and terminal capitalization rates (ranging from 4.0% to 9.25% during the year and ranging from 4.1% to 10.0% during the year 2016). Holding other factors constant, a lower capitalization or terminal capitalization rate will tend to increase the fair value of an investment property. Changes in fair value based on variations in unobservable inputs generally cannot be extrapolated because the relationship between the directional changes of each input is not usually linear.
(2)	Other invested assets measured at fair value are held primarily in power and infrastructure and timber sectors. The significant inputs used in the valuation of the Company’s power and infrastructure investments are primarily future distributable cash flows, terminal values and discount rates. Holding other factors constant, an increase to future distributable cash flows or terminal values would tend to increase the fair value of a power and infrastructure investment, while an increase in the discount rate would have the opposite effect. Discount rates during the year ranged from 9.20% to 16.5% (2016 – ranged from 9.63% to 16.0%). Disclosure of distributable cash flow and terminal value ranges are not meaningful given the disparity in estimates by project. The significant inputs used in the valuation of the Company’s investments in timberland are timber prices and discount rates. Holding other factors constant, an increase to timber prices would tend to increase the fair value of a timberland investment, while an increase in the discount rates would have the opposite effect. Discount rates during the year ranged from 5.0% to 7.5% (2016 – ranged from 5.0% to 7.5%). A range of prices for timber is not meaningful as the market price depends on factors such as property location and proximity to markets and export yards.
(3)	Segregated funds net assets are measured at fair value. The Company’s Level 3 segregated funds assets are predominantly invested in timberland properties valued as described above.

Summary of Fair Values Categorized by the Fair Value Hierarchy

For invested assets not measured at fair value in the Consolidated Statements of Financial Position, the following table presents their fair values categorized by the fair value hierarchy.

As at December 31, 2017	Carrying value	Fair value	Level 1	Level 2	Level 3
Mortgages(1)	$44,742	$46,065	$–	$–	$46,065
Private placements(2)	32,132	34,581	–	28,514	6,067
Policy loans(3)	5,808	5,808	–	5,808	–
Loans to Bank clients(4)	1,737	1,742	–	1,742	–
Real estate – own use property(5)	1,281	2,448	–	–	2,448
Other invested assets(6)	8,280	8,602	88	–	8,514
Total invested assets disclosed at fair value	$93,980	$99,246	$88	$36,064	$63,094

As at December 31, 2016	Carrying value	Fair value	Level 1	Level 2	Level 3
Mortgages(1)	$44,193	$45,665	$–	$–	$45,665
Private placements(2)	29,729	31,459	–	26,073	5,386
Policy loans(3)	6,041	6,041	–	6,041	–
Loans to Bank clients(4)	1,745	1,746	–	1,746	–
Real estate – own use property(5)	1,376	2,524	–	–	2,524
Other invested assets(6)	7,911	8,254	54	–	8,200
Total invested assets disclosed at fair value	$90,995	$95,689	$54	$33,860	$61,775

(1)	Fair value of commercial mortgages is determined through an internal valuation methodology using both observable and unobservable inputs. Unobservable inputs include credit assumptions and liquidity spread adjustments. Fair value of fixed-rate residential mortgages is determined using the discounted cash flow method. Inputs used for valuation are primarily comprised of prevailing interest rates and prepayment rates, if applicable. Fair value of variable-rate residential mortgages is assumed to be their carrying value.
(2)	Fair value of private placements is determined through an internal valuation methodology using both observable and unobservable inputs. Unobservable inputs include credit assumptions and liquidity spread adjustments. Private placements are classified within Level 2 unless the liquidity adjustment constitutes a significant price impact, in which case the securities are classified as Level 3.
(3)	Fair value of policy loans is equal to their unpaid principal balances.
(4)	Fair value of fixed-rate loans to Bank clients is determined using the discounted cash flow method. Inputs used for valuation are primarily comprised of current interest rates. Fair value of variable-rate loans is assumed to be their carrying value.
(5)	Fair value of own use real estate and the fair value hierarchy are determined in accordance with the methodologies described for real estate – investment property in note 1.
(6)	Primarily include leveraged leases, oil and gas properties and equity method accounted other invested assets. Fair value of leveraged leases is disclosed at their carrying values as fair value is not routinely calculated on these investments. Fair value for oil and gas properties is determined using external appraisals based on discounted cash flow methodology. Inputs used in valuation are primarily comprised of forecasted price curves, planned production, as well as capital expenditures, and operating costs. Fair value of equity method accounted other invested assets is determined using a variety of valuation techniques including discounted cash flows and market comparable approaches. Inputs vary based on the specific investment.

Summary of Invested Assets and Segregated Funds Net Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

The following table presents a roll forward of invested assets and segregated funds net assets measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2017 and 2016.

For the year ended December 31, 2017	Balance, January 1, 2017	Net realized/ unrealized gains (losses) included in net income(1)	Net realized/ unrealized gains (losses) included in AOCI(2)	Purchases	Sales(3)	Settlements	Transfer into Level 3(4)	Transfer out of Level 3(4)	Currency movement	Balance, December 31, 2017	Change in unrealized gains (losses) on assets still held
Debt securities
FVTPL
Other government & agency	$272	$(3)	$–	$26	$(58)	$(6)	$–	$–	$8	$239	$(3)
Corporate	651	19	–	105	(34)	(29)	24	(21)	(5)	710	10
Residential mortgage/asset-backed securities	2	–	–	–	–	–	–	–	(1)	1	(1)
Commercial mortgage/asset-backed securities	6	–	–	–	(5)	(1)	–	–	–	–	–
Other securitized assets	35	(1)	–	–	–	(7)	–	–	(2)	25	(1)
	966	15	–	131	(97)	(43)	24	(21)	–	975	5
AFS
Other government & agency	51	(1)	(2)	14	(15)	(2)	1	–	1	47	–
Corporate	74	–	4	22	(10)	(4)	–	–	2	88	–
Residential mortgage/asset-backed securities	1	–	(1)	–	–	–	–	–	–	–	–
Commercial mortgage/asset-backed securities	2	–	–	–	(1)	(1)	–	–	–	–	–
Other securitized assets	2	–	–	–	–	(1)	–	–	–	1	–
	130	(1)	1	36	(26)	(8)	1	–	3	136	–
Public equities
FVTPL	7	–	–	–	(4)	–	–	–	–	3	–
	7	–	–	–	(4)	–	–	–	–	3	–
Real estate – investment property	12,756	301	–	1,257	(1,267)	–	–	–	(518)	12,529	264
Other invested assets	14,849	395	–	3,022	(435)	(837)	–	–	(791)	16,203	244
	27,605	696	–	4,279	(1,702)	(837)	–	–	(1,309)	28,732	508
Segregated funds net assets	4,574	60	–	261	(248)	(54)	–	(184)	(154)	4,255	45
Total	$33,282	$770	$1	$4,707	$(2,077)	$(942)	$25	$(205)	$(1,460)	$34,101	$558

For the year ended December 31, 2016	Balance, January 1, 2016	Net realized/ unrealized gains (losses) included in net income(1)	Net realized/ unrealized gains (losses) included in AOCI(2)	Purchases	Sales(3)	Settlements	Transfer into Level 3(4)	Transfer out of Level 3(4)	Currency movement	Balance, December 31, 2016	Change in unrealized gains (losses) on assets still held
Debt securities
FVTPL
Other government & agency	$310	$3	$–	$50	$(41)	$(30)	$–	$–	$(20)	$272	$1
Corporate	903	(29)	–	83	(84)	(134)	58	(124)	(22)	651	(4)
Residential mortgage/asset-backed securities	15	–	–	–	(11)	(1)	–	–	(1)	2	1
Commercial mortgage/asset-backed securities	70	–	–	–	(56)	(4)	–	–	(4)	6	(3)
Other securitized assets	48	–	–	–	(1)	(7)	–	(4)	(1)	35	–
	1,346	(26)	–	133	(193)	(176)	58	(128)	(48)	966	(5)
AFS
Other government & agency	42	–	–	18	(6)	–	–	–	(3)	51	–
Corporate	90	–	(2)	29	(32)	(3)	–	(5)	(3)	74	–
Residential mortgage/asset-backed securities	8	(1)	1	–	(6)	–	–	–	(1)	1	–
Commercial mortgage/asset-backed securities	4	–	–	–	–	(1)	–	–	(1)	2	–
Other securitized assets	5	–	2	–	–	(1)	–	(4)	–	2	–
	149	(1)	1	47	(44)	(5)	–	(9)	(8)	130	–
Public equities
FVTPL	–	–	–	7	–	–	–	–	–	7	–
	–	–	–	7	–	–	–	–	–	7	–
Real estate –investment property	13,968	163	–	681	(1,782)	–	–	–	(274)	12,756	197
Other invested assets	12,977	786	9	2,171	(76)	(685)	–	–	(333)	14,849	847
	26,945	949	9	2,852	(1,858)	(685)	–	–	(607)	27,605	1,044
Segregated funds net assets	4,656	92	–	356	(312)	(19)	(12)	(105)	(82)	4,574	93
Total	$33,096	$1,014	$10	$3,395	$(2,407)	$(885)	$46	$(242)	$(745)	$33,282	$1,132

(1)	These amounts, except for the amount related to segregated funds net assets, are included in net investment income on the Consolidated Statements of Income.
(2)	These amounts are included in AOCI on the Consolidated Statements of Financial Position.
(3)	Sales in 2017 include $619 of U.S. commercial real estate sold to the Hancock US Real Estate Fund, L.P., an associate of the Company which is a structured entity based on partnership voting rights. The Company provides management services to the fund and owns approximately 11.7% of its partnership interests. Also in 2017, sales include US$313 (2016 – $1,011) of U.S. commercial real estate sold to the Manulife US Real Estate Investment Trust in Singapore, an associate of the Company which is a structured entity based on unitholder voting rights. The Company provides management services to the trust and owns approximately 9.5% of its units.
(4)	For assets transferred into and out of Level 3, the Company uses fair values of the assets at the beginning of the year.